Financial risk management and financial instruments - Credit risk (Details) - Trade receivables - Credit risk $ in Thousands	May 31, 2020 CAD ($)
Financial risk management and financial instruments
Financial assets	$ 55,796
0-30 days
Financial risk management and financial instruments
Financial assets	$ 42,560
% outstanding	76.00%
31-60 days
Financial risk management and financial instruments
Financial assets	$ 4,752
% outstanding	8.00%
61-90 days
Financial risk management and financial instruments
Financial assets	$ 398
% outstanding	1.00%
90+ days
Financial risk management and financial instruments
Financial assets	$ 8,086
% outstanding	14.00%